Financial Instruments Textblock	12 Months Ended
Jun. 30, 2011
Financial Instruments [Abstract]
Financial Instruments [Text Block]
21.	Financial Instruments

Concentrations of credit risk
Accounts receivable potentially subject the Company to concentrations of credit risk.  Management is of the opinion that any risk of accounting loss is significantly reduced due to the financial strength of the Company's major customers.  The Company performs ongoing credit evaluations of its customers' financial condition and evaluates management performance based on proceeds collected from projects.  Consequently, exposure to credit risk is limited accordingly.

The credit risk on the cash equivalents is limited because the counterparties are banks with high credit ratings.

Currency risk
The Company is exposed to currency risk as the Company's business is carried out primarily in RMB and the Company maintains RMB denominated bank accounts but uses U.S. dollars as its reporting currency.  Unfavorable changes in the exchange rate between RMB and U.S. dollars may result in a material effect on accumulated other comprehensive income recorded as a charge in stockholders' equity.  The Company does not use derivative instruments to reduce its exposure to foreign currency risk.

In addition, the RMB is not a freely convertible currency.  The Company's subsidiaries are allowed to pay outstanding current account obligations in foreign currency but must present the proper documentation to a designated foreign exchange bank.  There is no certainty that all future local currency can be repatriated.